Inventories - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Inventory [Line Items]
Stores and supplies inventories	$ 20.8	$ 20.9	$ 21.2